CONVERTIBLE DEBT (10K) (Details) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013		Jun. 13, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 28, 2014	Jan. 22, 2014	Dec. 31, 2012 Tranche PromissoryNote	Jun. 13, 2011	Jul. 31, 2011	Jun. 27, 2012	Jul. 15, 2013	Feb. 26, 2013
Debt Instrument [Line Items]
Amortization of debt discount on convertible notes	$ 0	$ (81,285)	$ (78,078)	$ 178,548
Information relating to convertible notes payable [Abstract]
Interest cost recognized			20,853	157,027
Class of Warrant or Right [Line Items]
Number of securities called by warrants (in shares)				1,571,428
Exercise price of warrants (in dollars per share)	$ 0.35		$ 0.35
Number of warrants that vest upon payment of notes (in shares)			3
Shares issued on exercise of warrants (in shares)			3,000,000
Warrants exercised (in shares)	0		3,000,000	1,571,428	[1]
Number of warrants that vest upon payment of notes but unexercised (in shares)			1
Minimum period during which registration statement is to be declared effective after filing with the SEC			90 days
Maximum period during which registration statement is to be declared effective after filing with SEC			180 days
Warrant - June 2011 Debt Offering [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants (in shares)												35,000
Exercise price of warrants (in dollars per share)												$ 1.20
Warrant - July 2011 Debt Offering [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants (in shares)													34,722
Exercise price of warrants (in dollars per share)													$ 1.08
Warrant - June 2012 Debt Offering [Member]
Class of Warrant or Right [Line Items]
Number of warrants			7
Number of securities called by warrants (in shares)			3,142,857
Exercise price of warrants (in dollars per share)			$ 0.35
Number of securities vested (in shares)														785,714
Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of securities vested (in shares)											392,857				392,857	392,857
Inter-Mountain [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants (in shares)				1,571,428							3,142,857
Exercise price of warrants (in dollars per share)											$ 0.35
Shares issued on exercise of warrants (in shares)			725,274
Warrants exercised (in shares)			1,571,428
Cashless exercise of warrants (in shares)			1
Maximum contingent issue of shares to be issued on cashless exercise of warrants (in shares)			782,284
Minimum contingent issue of shares to be issued on cashless exercise of warrants (in shares)			261,516
June 2012 Note [Member]
Information relating to convertible notes payable [Abstract]
Initial principal amount			2,210,000
Secured Convertible Note [Member] | June 2011 Note [Member]
Debt Instrument [Line Items]
Conversion number of equity instruments (in shares)			116,667
Annual principal payment						140,000	14,001	14,653
Notice prior to the relevant payment date							15 days	15 days
Information relating to convertible notes payable [Abstract]
Initial principal amount			140,000
Interest Rate (in hundredths)			10.00%				12.00%	12.00%
Maturity Date			Jun. 13, 2014
Conversion Price (in dollars per share)			$ 1.20
Interest payable						13,346	553	2,080
Deferred Interest Payable							14,001	14,653
Shares issued (in shares)						116,667
Secured Convertible Note [Member] | July 2011 Note [Member]
Debt Instrument [Line Items]
Conversion number of equity instruments (in shares)								115,741
Annual principal payment							12,501	11,542	125,000
Notice prior to the relevant payment date							15 days	15 days
Information relating to convertible notes payable [Abstract]
Initial principal amount			125,000
Interest Rate (in hundredths)			10.00%				12.00%	12.00%
Maturity Date			Jul. 28, 2014
Conversion Price (in dollars per share)			$ 1.08
Interest payable							492	1,643	13,457
Deferred Interest Payable							12,501	11,542
Shares issued (in shares)									115,741
Secured Convertible Note [Member] | June 2012 Note [Member]
Debt Instrument [Line Items]
Purchase price paid in cash											500,000
Purchase price paid in the form of promissory notes			1,500,000								1,500,000
Number of promissory notes issued under purchase agreement			6								6
Principal amount of promissory notes			250,000								250,000
Original issue discount reflected in purchase price											200,000
Attorney's fees reflected in purchase price											10,000
Amount of monthly installment											83,333
Number of calendar days after the date of registration to commence monthly installment											30 days
Monthly installment payment terms											If the monthly installment is paid in common stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of common stock during the preceding twenty trading days. The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of common stock during the preceding twenty trading days is less than $0.05.
Percentage of weighted average prices of shares of common stock (in hundredths)											80.00%
Declined percentage of weighted average prices of shares of common stock (in hundredths)											70.00%
Preceding number of trading days to calculate weighted average common stock price											20 days
Weighted average price of shares of common stock, Maximum (in dollars per share)											$ 0.05
Amount convertible under initial tranche											710,000
Number of subsequent tranches											6
Amount of each subsequent tranche plus interest											250,000
Percentage of outstanding principal balance prepaid in cash (in hundredths)											120.00%
Entry amount of judgment not stayed											100,000
Period with in which judgment not stayed											30 days
Increased interest rate in the event of default (in hundredths)											18.00%
Information relating to convertible notes payable [Abstract]
Interest Rate (in hundredths)			8.00%
Conversion Price (in dollars per share)											$ 0.35
Percentage of prepayment premium not incurred as per notice (in hundredths)										120.00%
Reduction of notes payable										317,000
Shares issued (in shares)			435,502
Current maturity of long-term debt			$ 152,000

[1]	As part of the June 2012 Note, Inter-Mountain received a total of seven warrants to purchase, if they all vest, an aggregate of 3,142,857 shares of common stock, which number of shares could increase based upon the terms and conditions of the warrants. The warrants have an exercise price of $0.35 per share, subject to certain pricing adjustments, and are exercisable, subject to vesting provisions and ownership limitations, until June 27, 2017. Warrants for 785,714, 392,857, 392,857, and 392,857 shares of Common Stock vested on June 27, 2012, December 31, 2012, February 26, 2013, and July 15, 2013, respectively, and three warrants totaling 1,571,428 shares of Common Stock were exercised in 2013. Such issuance of shares of Common Stock following the cashless exercise of three warrants by Inter-Mountain during 2013 was based upon an agreement in December 2013 with Inter-Mountain modifying the formula in the Warrants for determining the number of shares to be issued upon a cashless exercise. On January 22, 2014, we elected to offset and deduct the three remaining Investor Notes from the principle amount due to Inter-Mountain under the June 2012 Note and as a result of the offset and deduction the three remaining warrants terminated. For the purposes of this Table, only such vested shares of Common Stock from one unexercised warrant (392,857 shares) have been included, based upon an exercise price of $0.35 per share of Common Stock.